FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2006

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:



                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:  Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA          May 15, 2006
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:      $ 615,763 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

BUILD-A-BEAR WORKSHOP, INC.    COM       120076104      37304      1217100  SH          SOLE                   1217100
CARMAX, INC.                   COM       143130102      50720      1552005  SH          SOLE                   1552005
CREDENCE SYSTEMS CORP.         COM       225302108       5816       792322  SH          SOLE                    792322
ECLIPSYS CORP.                 COM       278856109      42193      1787100  SH          SOLE                   1787100
EMDEON CORP.                   COM       290849108      75204      6963296  SH          SOLE                   6963296
ESPEED, INC.                   COM       296643109      25714      3226300  SH          SOLE                   3226300
FARO TECHNOLOGIES              COM       311642102      19950      1400000  SH          SOLE                   1400000
GENTEX CORP.                   COM       371901109      40823      2338112  SH          SOLE                   2338112
INPUT/OUPUT, INC.              COM       457652105      25929      2670369  SH          SOLE                   2670369
J JILL GROUP, INC.             COM       466189107       5203       217611  SH          SOLE                    217611
PROGRESSIVE GAMING INT'L       COM       74332S102       6699       700000  SH          SOLE                    700000
NIC, INC.                      COM       62914B100       6475      1056240  SH          SOLE                   1056240
RADISYS CORP.                  COM       750459109      54328      2736944  SH          SOLE                   2736944
SANDISK CORP.                  COM       80004C101     188710      3280766  SH          SOLE                   3280766
SPECTRALINK CORP.              COM       847580107      12516       997299  SH          SOLE                    997299
WEBMD HEALTH CORP.             COM       94770V102       4164       100000  SH          SOLE                    100000
X-RITE, INC.                   COM       983857103      14015      1055382  SH          SOLE                   1055382